Derivative Liabilities	6 Months Ended
Jun. 30, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liabilities

Note 7 – Derivative Liabilities

The Company issued debts that consist of the issuance of convertible notes with variable conversion provisions. The conversion terms of the convertible notes are variable based on certain factors, such as the future price of the Company’s common stock, which gives rise to a derivative liability which is a non-cash liability. The number of shares of common stock to be issued is based on the future price of the Company’s common stock. The number of shares of common stock issuable upon conversion of the promissory note is indeterminate. Pursuant to ASC Subtopic 815-15 Embedded Derivatives (“ASC 815-15”), the fair values of the variable conversion options and warrants and shares to be issued were recorded as derivative liabilities on the issuance date and revalued at each reporting period. Based upon ASC 840-15-25, the Company has adopted a sequencing approach regarding the application of ASC 815-40 to its outstanding convertible notes and warrants. Pursuant to the sequencing approach, the Company evaluates its contracts based upon the earliest issuance date.

Schedule of Derivative Liabilities

	Derivative Liability - Convertible Notes	Derivative Liability - Warrants	Total
Balance as of January 1, 2022	$1,252,397	$2,972,188	$4,224,585
Change due to issuances	3,401,528	1,964,761	5,366,289
Change due to redemptions	(2,850,311)	(7,246,201)	(10,096,512)
Change in fair value	840,180	2,383,091	3,223,271
Balance as of December 31, 2022	2,643,794	73,839	2,717,633
Change due to issuances	1,279,735	1,233,201	2,512,936
Change due to redemptions	(2,533,464)	(1,015,307)	(3,548,771)
Change in fair value	(1,390,065)	(291,733)	(1,681,798)
Balance as of June 30, 2023	$–	$–	$–

The Company used a Monte Carlo model to estimate the fair value of its derivatives. A summary of quantitative information with respect to valuation methodology and significant unobservable inputs used for the fair value of derivative liabilities during the following periods:

	June 30, 2023	December 31, 2022
Stock price	$0.08 - $10.85	$0.09 - $10.85
Contractual term (in years)	0.00 - 3.00	0.00 - 5.00
Volatility (annual)	47.4% - 238.6%	47.4% - 236%
Risk-free rate	0.19% - 4.53%	0.19% - 4.38%